Earnings Per Share - Additional Information (Detail) (USD $)	3 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Feb. 25, 2014	Mar. 31, 2014 Common Stock	Feb. 03, 2014 Merrill Lynch Accelerated Share Repurchase Agreement tranche	Mar. 31, 2014 Merrill Lynch Accelerated Share Repurchase Agreement	Feb. 03, 2014 Merrill Lynch Accelerated Share Repurchase Agreement Initial Delivery	Feb. 03, 2014 Merrill Lynch Accelerated Share Repurchase Agreement Fair Market Value	Mar. 31, 2014 Merrill Lynch Accelerated Share Repurchase Agreement Final Settlement
Earnings Per Share Disclosure [Line Items]
Increase in dividend rate, percentage			15.00%
Cash dividend, amount per share (in dollars per share)			$ 0.275
Stock Repurchase Program, Authorized Amount					$ 50,000,000
Number of tranches					2
Authorized amount per tranche purchased					25,000,000
Payment for repurchase of common stock	50,000,000	60,798,000					50,000,000
Repurchase of common stock shares (in shares)							623,248		157,000
Share price minimum for repurchase agreement transaction (in dollars per share)					$ 30
Shares repurchased								$ 40,000,000
Forward Purchase Price adjustment amount (in dollars per share)						$ 0.77
Number of shares authorized to be repurchased (in shares)					1,500,000
Shares repurchased (in shares)				623,248
Shares available for repurchase (in shares)	5,316,346